Contingencies and Commitments (Details) - Schedule of Bank Holds Securities - CLP ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Third party operations
Collections	$ 80,597	$ 104,972
Transferred financial assets managed by the Bank	8,183	9,090
Assets from third parties managed by the Bank and its affiliates	1,325,795	1,081,895
Subtotal	1,414,575	1,195,957
Custody of securities
Securities held in custody	8,762,559	9,057,428
Securities held in custody deposited in other entity	742,078	756,880
Issued securities held in custody	18,151,391	12,397,099
Subtotal	27,656,028	22,211,407
Total	$ 29,070,603	$ 23,407,364